Income Taxes (Details Textual)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2018	Jan. 01, 2011
Income Taxes (Textual)
PRC enterprice income tax description	The National People's Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises ("HNTE") supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%. The qualification of HNTE will be renewed after evaluation by relevant government authorities every three years.
Preferential tax rate			15.00%
Preferential enterprise income tax rate, description		Taiying, Central BPO, JTTC, SCBI, JTIS, HTCC, ZSEC and JXTT were entitled to a preferential EIT rate of 15% pursuant to the qualification of being HNTE, and XTTC was entitled to a preferential EIT rate of 15% as it was a qualified enterprise as indicated in the Announcement; For the year ended December 31, 2017, Taiying, Central BPO, JTTC, SCBI, JTIS, HTCC, and JXTT were entitled to a preferential EIT rate of 15% pursuant to the qualification of being HNTE, and XTTC was entitled to a preferential EIT rate of 15% as it was a qualified enterprise as indicated in the Announcement; For the year ended December 31, 2016, Taiying was entitled to a preferential EIT rate of 15% pursuant to the qualification of being HNTE.
Other PRC [Member]
Income Taxes (Textual)
Tax percentage		25.00%
Hong Kong [Member]
Income Taxes (Textual)
Tax percentage		16.50%